Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Research and development	$ 1,158	$ 1,641
Marketing	363	576
Marketing with related party		143
General and administrative	1,924	2,002
Total operating loss	3,445	4,362
Financial expenses (income), net	193	(41)
Other expenses	206	14
Total comprehensive loss	$ 3,844	$ 4,335
Net loss per share – basic (in Dollars per share)	$ 0.0071	$ 0.011
Net loss per share – diluted (in Dollars per share)	$ 0.0071	$ 0.011
Weighted average shares outstanding – basic (in Shares)	544,608,702	398,123,569
Weighted average shares outstanding – diluted (in Shares)	544,608,702	398,123,569